Cash, Cash Equivalents, and Restricted Cash - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Feb. 04, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 37,224		$ 130	$ 116
Escrow deposit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 37,066	$ 39,032